FORWARD PURCHASE AGREEMENT - (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($) shares	Oct. 27, 2022 USD ($) Year $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 23, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Funds paid for the shares		$ 86,500	$ 0	$ 1,362	$ 0
Cash transferred						$ 10,000
Equity interests of acquirer						8,400
Vellar Opportunity Fund Spv Llc [Member]
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer						$ 1,600
Vellar Opportunity Fund Spv Llc [Member] | Forward Purchase Agreement [Member] | Business combinations [member]
Disclosure of detailed information about business combination [line items]
Risk-free rate		4.30%
Volatility		50.00%
Contractual time | Year		3
Share price | $ / shares		$ 8.29
Vellar and ACM [Member] | Termination Agreement [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares rights termination | shares	3,599,444
Aggregate amount in installments	$ 6,500
Total amount payable	$ 3,700